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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                   FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2



           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

 1.    Name and address of issuer:

                        RUSSELL INSURANCE FUNDS

 2. Name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

                        Multi-Style Equity Fund
                        Aggressive Equity Fund
                        Core Bond Fund
                        Non-US Fund

 3.    Investment Company Act File Number: 811-5371

       Securities Act File Number:         33-18030

 4(a). Last day of fiscal year for which this Form is filed:

                                12/31/97

 4(b). / /    Check box if this Form is being filed late (I.E., more than
     90 days after the end of the issuer's fiscal year).  N/A

     NOTE: IF THE FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

 4(c). / /    Check box if this is the last time the issuer will be filing this Form.  N/A


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 5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):                                           $        82,864,483
         (see attached Exhibit B)                                                             -------------------

    (ii) Aggregate price of securities redeemed or
         repurchased during the fiscal year:                                                 ($        37,046,979)
         (see attached Exhibit B)                                                             -------------------

   (iii) Aggregate price of securities redeemed or
         repurchased during any PRIOR fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce
         registration fees payable to the Commission:                                         $       0
                                                                                              -------------------
    (iv) Total available redemption
         credits [add Items 5(ii) and 5(iii)]:                                                $       0
                                                                                              -------------------
     (v) Net sales -- if Item 5(i) is greater than
         Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                                     $        45,817,504
                                                                                              -------------------

  -------------------------------------------------------------------------------
    (vi) Redemption credits available for use in future
         years -- if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                                                $ (     0         )
  -------------------------------------------------------------------------------             -------------------

   (vii) Multiplier for determining registration fee
         (See Instruction C.8):                                                               x           .000295
                                                                                              -------------------

  (viii) Registration fee due [multiply Item 5(v) by
         Item 5(vii)] (enter "0" if no fee is due):                                           =$        13,516.16
                                                                                              -------------------
                                                                                              -------------------
 6.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                              +$      0
                                                                                              -------------------
 7.  Total amount of the registration fee due plus any interest due [Item 5(vii) plus Item 6]:

                                                                                              =$      0
                                                                                              -------------------
                                                                                              -------------------

 8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 18, 1998

     Account Number:  0000824036

     Method of Delivery:

               /X/   Wire transfer
               / /   Mail or other means

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                                SIGNATURES

  This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*  /s/ Rick Chase
                           -----------------------------------------------


                           Rick Chase, Assistant Treasurer
                           -----------------------------------------------

  Dated:  March 20, 1998
  ----------------------

  *Please print the name and title of the signing officer below the signature.

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EXHIBIT B

AGGREGATE SALE PRICE OF SECURITIES SOLD

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                                              SALE PRICE OF                                              AGGREGATE PRICE
FUND                       NUMBER OF SHARES  SECURITIES SOLD      NUMBER OF SHARES  DOLLARS REINVESTED  OF SECURITIES SOLD
                                                   (a)                                      (b)              [(a)+(b)]
Multi-Style Equity            3159950.00    $  35,492,250.00           9,451.00        $  105,478.00     $  35,597,728.00
Aggressive Equity             2044963.00    $  23,639,882.00           4,358.00        $   44,962.00     $  23,684,844.00
Core Bond                     1210165.00    $  12,264,143.00          33,875.00        $  338,625.00     $  12,602,768.00
Non-U.S.                      1090627.00    $  10,979,143.00               0.00        $         -       $  10,979,143.00

                              7505705.00    $  82,375,418.00          47,684.00        $  489,065.00     $  82,864,483.00
                                                                                                         ----------------
                                                                                                         ----------------
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AGGREGATE PRICE OF SECURITIES REDEEMED

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                                                AGGREGATE PRICE
FUND                       NUMBER OF SHARES  OF SECURITIES REDEEMED
Multi-Style Equity           (1321868.00)      $ (16,557,615.00)
Aggressive Equity             (909280.00)      $ (11,961,760.00)
Core Bond                     (430582.00)      $  (4,446,701.00)
Non-U.S.                      (407383.00)      $  (4,080,902.00)

                             (3069113.00)      $ (37,046,978.00)
                                               ----------------
                                               ----------------
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